Transactions with Related Persons (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 01, 2020	Dec. 02, 2018	Aug. 07, 2017	Nov. 26, 2018	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
November 2018 Private Placement units issued in exchange for convertible debt, Amount								$ 5,200,000
November 2018 Private Placement [Member]
Issuance of common stock shares to purchase unit				16,666,667
Price per unit				$ 1.50
Unit price, description				Company’s equity securities at a price of $1.50 per Unit with each Unit comprised of (a) one share of common stock; and (b) one Series T Warrant to purchase one share of common stock at a price of $1.70 per share for a period of seven (7) years.
November 2018 Private Placement units issued in exchange for convertible debt, Shares				3,466,667
November 2018 Private Placement units issued in exchange for convertible debt, Amount				$ 5,200,000
November 2018 Private Placement units issued, Amount				$ 19,800,000
Talia Jevan Properties, Inc [Member]
Related party payable					$ 0		$ 53,251
Proceeds from related party debt					0	$ 73,005	210,415	15,497
Repayment of related party debt					53,251	0	172,661	0
Mr. Bhogal [Member]
Related party payable					34,167		48,758
Mr. Bhogal [Member] | Consulting Agreement [Member]
Share-based Compensation (monthly)	$ 34,167	$ 5,000	$ 18,750
Related party expense					102,500	56,250	$ 255,833	183,750
Satterlee [Member]
Legal services					$ 43,750	$ 43,750		$ 3,480
Kalen [Member] | November 2018 Private Placement [Member]
Units purchased in exchange for cash				13,100,000